Changes in government grants (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Changes in government grants
Beginning balance	₩ (506,176)	₩ (522,476)
Receipt	(41,209)	(21,705)
Acquisitions	8,783	12,338
Offset the items of depreciation expense and others	36,213	37,331
Disposals	2,534	3,196
Others	(11,355)	(14,860)
Ending balance	(511,210)	(506,176)
Cash
Changes in government grants
Beginning balance	0	0
Receipt	(41,209)	(21,705)
Acquisitions	0	0
Offset the items of depreciation expense and others	0	0
Disposals	0	0
Others	41,209	21,705
Ending balance	0	0
Land
Changes in government grants
Beginning balance	(21,817)	(21,968)
Receipt	0	0
Acquisitions	0	0
Offset the items of depreciation expense and others	0	0
Disposals	2	151
Others	(1,660)	0
Ending balance	(23,475)	(21,817)
Buildings
Changes in government grants
Beginning balance	(61,920)	(63,189)
Receipt	0	0
Acquisitions	0	0
Offset the items of depreciation expense and others	5,206	6,214
Disposals	0	0
Others	(517)	(4,945)
Ending balance	(57,231)	(61,920)
Structures
Changes in government grants
Beginning balance	(186,554)	(190,854)
Receipt	0	0
Acquisitions	0	0
Offset the items of depreciation expense and others	9,526	9,373
Disposals	2,032	2,405
Others	(5,013)	(7,478)
Ending balance	(180,009)	(186,554)
Machinery
Changes in government grants
Beginning balance	(158,907)	(173,242)
Receipt	0	0
Acquisitions	0	0
Offset the items of depreciation expense and others	17,468	17,993
Disposals	496	635
Others	(16,842)	(4,293)
Ending balance	(157,785)	(158,907)
Vehicles
Changes in government grants
Beginning balance	(2,275)	(4,220)
Receipt	0	0
Acquisitions	0	0
Offset the items of depreciation expense and others	2,064	2,170
Disposals	4	5
Others	(425)	(230)
Ending balance	(632)	(2,275)
Equipment
Changes in government grants
Beginning balance	(241)	(418)
Receipt	0	0
Acquisitions	0	0
Offset the items of depreciation expense and others	149	262
Disposals	0	0
Others	(135)	(85)
Ending balance	(227)	(241)
Tools
Changes in government grants
Beginning balance	(403)	(675)
Receipt	0	0
Acquisitions	0	0
Offset the items of depreciation expense and others	243	281
Disposals	0	0
Others	(79)	(9)
Ending balance	(239)	(403)
Construction in progress
Changes in government grants
Beginning balance	(61,211)	(54,740)
Receipt	0	0
Acquisitions	8,783	12,338
Offset the items of depreciation expense and others	0	0
Disposals	0	0
Others	(26,698)	(18,809)
Ending balance	(79,126)	(61,211)
Finance lease assets
Changes in government grants
Beginning balance	0	(26)
Receipt	0	0
Acquisitions	0	0
Offset the items of depreciation expense and others	0	0
Disposals	0	0
Others	0	26
Ending balance	0	0
Investment properties
Changes in government grants
Beginning balance	(13)	(50)
Receipt	0	0
Acquisitions	0	0
Offset the items of depreciation expense and others	1	1
Disposals	0	0
Others	(17)	36
Ending balance	(29)	(13)
Software
Changes in government grants
Beginning balance	(235)	(420)
Receipt	0	0
Acquisitions	0	0
Offset the items of depreciation expense and others	99	202
Disposals	0	0
Others	0	(17)
Ending balance	(136)	(235)
Development expenditures
Changes in government grants
Beginning balance	(1,492)	(2,110)
Receipt	0	0
Acquisitions	0	0
Offset the items of depreciation expense and others	1,453	833
Disposals	0	0
Others	(5,004)	(215)
Ending balance	(5,043)	(1,492)
Intangible assets under development
Changes in government grants
Beginning balance	(11,029)	(10,564)
Receipt	0	0
Acquisitions	0	0
Offset the items of depreciation expense and others	0	0
Disposals	0	0
Others	3,826	(465)
Ending balance	(7,203)	(11,029)
Others
Changes in government grants
Beginning balance	(79)	0
Receipt	0	0
Acquisitions	0	0
Offset the items of depreciation expense and others	4	2
Disposals	0	0
Others	0	(81)
Ending balance	₩ (75)	₩ (79)